Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
As of December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,954	$—	$—	$—	$1,954
Available for sale investments (long-term) (b)	—	—	—	46,804	46,804
Derivative instruments (c)	—	—	—	—	—
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments (c)	—	2,411	—	—	2,411
Total Liabilities	$—	$2,411	$—	$—	$2,411

As of December 31, 2022, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,713	$—	$—	$—	$1,713
Available for sale investments (long-term) (b)	—	—	—	32,631	32,631
Derivative instruments (c)		12			12
Total assets	$1,713	$12	$—	$32,631	$34,356

Liabilities:
Derivative instruments (c)	—	3,670	—	—	3,670
Total liabilities	$—	$3,670	$—	$—	$3,670

(a) Represents the fair value of highly liquid investments with maturities greater than three months, a minimum "A-" rated fixed term deposit and are based on quoted market prices.

(b) To determine the classification of interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2023 and December 31, 2022 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2023 and December 31, 2022 qualify for the NAV practical expedient in ASC 820. Any increases or decreases in fair value are recognized in net income in the period.
(c) Represents the fair value of the interest rate caps and the interest rate swap.
Fair Value, Assets Measured on Recurring Basis
As of December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,954	$—	$—	$—	$1,954
Available for sale investments (long-term) (b)	—	—	—	46,804	46,804
Derivative instruments (c)	—	—	—	—	—
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments (c)	—	2,411	—	—	2,411
Total Liabilities	$—	$2,411	$—	$—	$2,411

As of December 31, 2022, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,713	$—	$—	$—	$1,713
Available for sale investments (long-term) (b)	—	—	—	32,631	32,631
Derivative instruments (c)		12			12
Total assets	$1,713	$12	$—	$32,631	$34,356

Liabilities:
Derivative instruments (c)	—	3,670	—	—	3,670
Total liabilities	$—	$3,670	$—	$—	$3,670

(a) Represents the fair value of highly liquid investments with maturities greater than three months, a minimum "A-" rated fixed term deposit and are based on quoted market prices.

(b) To determine the classification of interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2023 and December 31, 2022 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2023 and December 31, 2022 qualify for the NAV practical expedient in ASC 820. Any increases or decreases in fair value are recognized in net income in the period.
(c) Represents the fair value of the interest rate caps and the interest rate swap.